EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2023
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$
Net earnings (loss)	(19,852,573)	(17,199,681)	(47,223,604)	22,413,578
Basic weighted average number of common shares outstanding	226,134,423	191,791,723	223,679,796	190,605,623
Basic earnings (loss) per share	(0.09)	(0.09)	(0.21)	0.12

Basic weighted average number of common shares outstanding	226,134,423	191,791,723	223,679,796	190,605,623
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—	—	7,331,235
Diluted weighted average number of common shares outstanding	226,134,423	191,791,723	223,679,796	197,936,858
Diluted earnings (loss) per share	(0.09)	(0.09)	(0.21)	0.11
Excluded from the above calculations for the periods ended September 30, 2023 and 2022 are all outstanding stock options, share warrant obligations, RSUs, and DSUs, which are deemed to be anti-dilutive.